UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.5%

	MUNICIPAL BONDS – 101.5%

	Alabama – 0.5%
$ 500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/16 at 100.00	AA	$ 503,750
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
	Arizona – 1.3%
600	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	653,394
	Series 2014A, 5.000%, 12/01/39
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	579,815
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
1,100	Total Arizona			1,233,209
	California – 17.0%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AA–	4,475,261
	1997A, 0.000%, 9/01/22 – NPFG Insured
	Brea Olinda Unified School District, Orange County, California, General Obligation Bonds,
	Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,737,899
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	AA–	1,723,315
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,681,754
345	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BBB–	345,863
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	A	250,988
	4.800%, 8/01/37 (Alternative Minimum Tax)
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	412,331
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	1/16 at 100.00	CCC	860,900
	Health System, Series 2005A, 5.000%, 7/01/39
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
540	4.500%, 6/01/27	6/17 at 100.00	B+	516,116
1,000	5.750%, 6/01/47	6/17 at 100.00	B	855,850
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	277,493
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	409,146
	2009A, 7.000%, 11/01/34
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	288,928
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	458,597
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	539,800
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,207,800
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
17,915	Total California			16,042,041
	Colorado – 8.0%
	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding
	Series 2013A:
150	5.125%, 12/01/29	12/23 at 100.00	BBB	167,078
250	5.375%, 12/01/33	12/23 at 100.00	BBB	281,978
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,084,290
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	1,015,880
	Society, Series 2005, 5.000%, 6/01/35
750	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA	845,243
	5.000%, 11/15/38
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	1,146,940
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	1,179,990
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
815	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	992,621
	Utilities, Series 2008, 6.125%, 11/15/23
270	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	AA	274,844
	2007, 5.250%, 12/01/34 – RAAI Insured
500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and	12/23 at 100.00	N/R	516,305
	Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.000%, 12/01/33
6,735	Total Colorado			7,505,169
	Connecticut – 0.3%
275	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	No Opt. Call	BBB	276,372
	Florida – 6.2%
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB–	777,720
	Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
100	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/15 at 100.00	N/R	100,016
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	581,370
	University, Refunding Series 2011, 6.375%, 4/01/31
1,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA	1,145,755
	5.000%, 10/01/35 – AGM Insured
595	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	656,309
	5.000%, 7/01/42
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	1,102,970
	5.000%, 10/01/42
515	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	580,446
	5.375%, 10/01/40
310	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	324,548
	Inc., Series 2012A, 5.000%, 10/01/42
535	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	11/15 at 100.00	N/R	535,358
	5.400%, 5/01/37
5,330	Total Florida			5,804,492
	Georgia – 2.4%
455	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	519,988
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
745	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	751,482
	Trestletree Village Apartments, Series 2013A, 4.000%, 11/01/25
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA	562,650
	AGM Insured
355	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	398,477
2,055	Total Georgia			2,232,597
	Hawaii – 0.3%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	279,090
	University, Series 2013A, 6.625%, 7/01/33
	Illinois – 10.4%
500	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/24 at 100.00	A	494,570
	Series 2002, 4.500%, 11/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA	1,296,840
	Trust 1098, 18.552%, 8/15/15 – AGC Insured (IF) (5)
280	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	304,391
	5.125%, 5/15/35
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	92,353
	5.500%, 7/01/28
450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	536,936
	Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)
200	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	213,414
	Refunding Series 2015C, 5.000%, 8/15/44
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	616,175
	2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)
250	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	276,963
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
990	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	A–	1,031,590
220	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	D	64,196
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (6)
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	1,547,325
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25	11/15 at 100.00	AA– (4)	1,320,869
	(Pre-refunded 11/01/15) – FGIC Insured
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana	10/22 at 100.00	Baa1	483,503
	College, Series 2012, 5.000%, 10/01/27
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	942,472
	2010, 6.000%, 6/01/28
490	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	563,750
	6.000%, 10/01/32
9,015	Total Illinois			9,785,347
	Indiana – 2.0%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	509,481
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
655	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	684,573
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
100	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	109,518
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	600,150
	2011, 8.000%, 9/01/41
1,780	Total Indiana			1,903,722
	Iowa – 1.0%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	896,656
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.4%
415	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	419,387
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.4%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	572,235
	Medical Health System, Series 2010A, 6.500%, 3/01/45
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	Aaa	1,698,285
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
	(Pre-refunded 2/01/18)
2,000	Total Kentucky			2,270,520
	Louisiana – 0.6%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AA	557,580
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Maryland – 2.0%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	1,094,640
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	219,654
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	538,925
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
1,710	Total Maryland			1,853,219
	Michigan – 1.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	379,136
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,025	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	1,145,550
	2011-II-A, 5.375%, 10/15/36
1,380	Total Michigan			1,524,686
	Minnesota – 0.5%
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community	12/15 at 100.00	BBB–	501,340
	of Peace Academy Project, Series 2006A, 5.000%, 12/01/36
	Mississippi – 0.4%
420	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/15 at 100.00	BBB	422,449
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 8.9%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	296,244
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,522,936
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
135	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	147,174
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	1,049,010
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
200	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	224,614
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
965	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/22 at 100.00	BBB+	1,057,505
	System, Series 2012, Reg S, 5.000%, 2/15/26
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	556,835
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	559,720
	Series 2011A, 5.250%, 10/01/20
8,015	Total Missouri			8,414,038
	Nebraska – 0.5%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	443,992
	Series 2011, 5.050%, 9/01/30
	New Jersey – 0.7%
100	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	112,122
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
180	4.625%, 6/01/26	6/17 at 100.00	B+	173,417
500	4.750%, 6/01/34	6/17 at 100.00	B–	373,545
780	Total New Jersey			659,084
	New York – 3.9%
630	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	724,714
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
60	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	66,894
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	455,908
	2011A, 5.750%, 2/15/47
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	504,810
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	309,160
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
1,615	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/16 at 100.00	N/R	1,634,509
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
3,470	Total New York			3,695,995
	North Dakota – 0.6%
200	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	N/R (4)	237,376
	Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	362,775
	6.250%, 11/01/31
500	Total North Dakota			600,151
	Ohio – 4.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
300	5.375%, 6/01/24	6/17 at 100.00	B–	253,632
1,020	5.125%, 6/01/24	6/17 at 100.00	B–	848,885
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	1,021,660
	Project, Series 2006, 5.250%, 8/15/46
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,869,035
	Project, Refunding Series 2011, 5.250%, 8/01/36
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	539,355
	Refunding & improvement Series 2010, 6.375%, 4/01/30
4,570	Total Ohio			4,532,567
	Oregon – 1.3%
300	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	319,950
	Series 2014A, 5.000%, 5/01/40
850	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	952,595
	5.000%, 6/15/29
1,150	Total Oregon			1,272,545
	Pennsylvania – 3.5%
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA–	1,084,430
	Center Project, Series 2012A, 5.000%, 11/01/40
45	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	51,372
	Ministries Project, Series 2009, 6.125%, 1/01/29
415	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	484,658
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
560	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	598,046
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/36
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	1,051,850
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41
3,020	Total Pennsylvania			3,270,356
	South Carolina – 0.6%
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3 (4)	564,656
	1/01/19 – FGIC Insured (ETM)
	Tennessee – 2.5%
1,250	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	1,359,838
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,035,630
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
2,250	Total Tennessee			2,395,468
	Texas – 9.8%
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	360,705
	2013A, 5.125%, 10/01/43
480	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/24 at 100.00	A2	538,373
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/32
500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	555,115
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	181,736
	0.000%, 9/01/43
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option
	Bond Trust 1015:
850	20.208%, 1/01/38 (Pre-refunded 1/01/18) (IF) (5)	1/18 at 100.00	A2 (4)	1,352,112
150	20.316%, 1/01/38 (Pre-refunded 1/01/18) (IF) (5)	1/18 at 100.00	A2 (4)	242,667
500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	544,215
	5.000%, 1/01/38
240	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	250,553
	5.000%, 2/01/34
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	317,901
	2007, 5.500%, 8/01/27
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,165	5.000%, 12/15/27	No Opt. Call	A3	1,288,805
505	5.000%, 12/15/28	No Opt. Call	A3	553,485
405	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	475,494
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	919,703
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	543,265
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
1,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	1,098,280
	Refunding Series 2015C, 5.000%, 8/15/32
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/15 at 57.84	AAA	26,080
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
7,915	Total Texas			9,248,489
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	473,512
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.3%
250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	286,358
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	515,125
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 5.8%
290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	304,802
	Inc., Series 2010B, 5.000%, 4/01/30
940	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,052,685
	Series 2011A, 5.250%, 10/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette University,	10/22 at 100.00	A2	1,035,260
	Series 2012, 4.000%, 10/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	N/R (4)	1,215,790
	Series 2011A, 5.500%, 5/01/31 (Pre-refunded 5/01/21)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	1,085,080
	Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	534,270
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	202,798
	Hollow Project. Series 2014, 5.125%, 10/01/34
4,930	Total Wisconsin			5,430,685
$ 91,360	Total Long-Term Investments (cost $86,916,414)			95,814,647

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	MUNICIPAL BONDS – 1.1%
	California – 1.1%
$ 800	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	$ 807,048
	System, Series 2014A, 6.000%, 12/15/15 (7)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	100,881
	System, Series 2014B, 6.000%, 12/15/15 (7)
120	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	121,057
	System, Series 2014C, 6.000%, 12/15/15 (7)
$ 1,020	Total Short-Term Investments (cost $1,020,000)			1,028,986
	Total Investments (cost $87,936,414) – 102.6%			96,843,633
	Floating Rate Obligations – (3.5)%			(3,335,000)
	Other Assets Less Liabilities – 0.9%			913,761
	Net Assets – 100%			$ 94,422,394

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$95,814,647	$ —	$95,814,647
Short-Term Investments:
Municipal Bonds	—	—	1,028,986	1,028,986
Total	$ —	$95,814,647	$1,028,986	$96,843,633

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Short-Term
Municipal Bonds

Balance at the beginning of period	$1,036,932
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(7,946)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$1,028,986

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Short-Term Municipal Bonds	$ 1,028,986	Discounted Cash Flow	Municipal BBB Benchmark	1% - 4%
B-Rated Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $84,413,026.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$9,538,771
Depreciation	(443,034)
Net unrealized appreciation (depreciation) of investments	$9,095,737

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250%
to 2.100%.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015